INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Ore in stockpiles	$ 2,959	$ 2,761
Ore on leach pads	641	663
Gold
Disclosure of operating segments [line items]
Ore in stockpiles	2,809	2,587
Ore on leach pads	641	663
Gold | Carlin [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1,129	986
Ore on leach pads	196	209
Gold | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	712	674
Gold | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	354	405
Ore on leach pads	37	41
Gold | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	175	161
Gold | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	165	93
Gold | Cortez [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	104	81
Ore on leach pads	112	113
Gold | Phoenix [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	78	73
Ore on leach pads	26	23
Gold | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	40	51
Ore on leach pads	238	196
Gold | Porgera [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	30	30
Gold | Tongon [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	20	33
Gold | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	2	0
Gold | Long Canyon [Member]
Disclosure of operating segments [line items]
Ore on leach pads	32	77
Gold | Pierina
Disclosure of operating segments [line items]
Ore on leach pads	0	4
Copper
Disclosure of operating segments [line items]
Ore in stockpiles	150	174
Ore on leach pads	0	0
Copper | Lumwana [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	$ 150	$ 174